                                   THE STRONG
                                MUNICIPAL INCOME
                                      FUNDS

                     SEMI-ANNUAL REPORT o FEBRUARY 28, 1997

[PHOTO OF MAN & WOMAN]
[BAR GRAPH]
[PIE CHART]

                   THE STRONG SHORT-TERM MUNICIPAL BOND FUND
                         THE STRONG MUNICIPAL BOND FUND
                   THE STRONG HIGH-YIELD MUNICIPAL BOND FUND

                                 [STRONG LOGO]
                                  STRONG FUNDS

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING

These common-sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863. We're here 24 hours a day, seven days a week to take your call.

---------------------------------------1----------------------------------------
                                  Have a plan.

[PICTURE OF FOLDER LABELED INVESTMENTS]
Even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

---------------------------------------2----------------------------------------
                      Start investing as soon as possible.

[PICTURE OF CLOCK]
Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

---------------------------------------3----------------------------------------
                           Diversify your portfolio.

[PICTURE OF PIE CHART OF ASSET DIVERSIFICATION]
By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

---------------------------------------4----------------------------------------
                               Invest regularly.

[PICTURE OF MEMO REMINDER TO INVEST]
Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

---------------------------------------5----------------------------------------
                       Maintain a long-term perspective.

[PICTURE OF GRAPH SLOPING UPWARD]
For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and of principal loss.

---------------------------------------6----------------------------------------
             Consider stocks to help achieve major long-term goals.

[PICTURE OF PIE CHART OF ASSET DIVERSIFICATION EMPHASIZING STOCKS]
Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

---------------------------------------7----------------------------------------
              Keep a comfortable amount of cash in your portfolio.

[PICTURE OF DOLLAR SIGN]
To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

---------------------------------------8----------------------------------------
                            Know what you're buying.

[PICTURE OF MAGNIFYING GLASS]
Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions...request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

                                   THE STRONG
                                MUNICIPAL INCOME
                                      FUNDS

                     SEMI-ANNUAL REPORT o FEBRUARY 28, 1997


                                TABLE OF CONTENTS


INVESTMENT REVIEWS
     The Strong Short-Term Municipal Bond Fund .........................   2

     The Strong Municipal Bond Fund ....................................   4

     The Strong High-Yield Municipal Bond Fund .........................   6


FINANCIAL INFORMATION
     Schedules of Investments in Securities

         The Strong Short-Term Municipal Bond Fund .....................   8

         The Strong Municipal Bond Fund ................................  10

         The Strong High-Yield Municipal Bond Fund .....................  12

     Statements of Operations ..........................................  15

     Statements of Assets and Liabilities ..............................  15

     Statements of Changes in Net Assets ...............................  16

     Notes to Financial Statements .....................................  18


FINANCIAL HIGHLIGHTS ...................................................  21

THE STRONG SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

WE SEEK TO DELIVER A STRONG, SUSTAINABLE YIELD CONSISTENT WITH THIS FUND'S STANDARDS FOR QUALITY AND MATURITY.

The Strong Short-Term Municipal Bond Fund seeks total return by investing for a high level of federally tax-exempt current income with a low degree of share-price fluctuation. The Fund invests primarily in short- and intermediate-term investment-grade municipal obligations. It maintains an average portfolio maturity of three years or less.

======================================
     PORTFOLIO STATISTICS
        As of 2-28-97
======================================
30-DAY ANNUALIZED YIELD(1)   4.78%

AVERAGE MATURITY(2)         2.6 YEARS

AVERAGE QUALITY RATING(3)      A


As of February 28, 1997, the Strong Short-Term Municipal Bond Fund's annualized 30-day yield was 4.78%.(1) The accompanying table will help you determine your equivalent taxable yield, given your 1996 federal income tax bracket.


A LESS VOLATILE PERIOD
The six-month period ended February 28, 1997 has been tamer than the half-year that preceded it. One- and five-year interest rates came down from the peaks they had reached in August, as fears that the Federal Reserve Board would raise interest rates subsided at least for a time.

With inflation remaining under control, yields are reasonably stable, though they have been sloping upward again since 1996's end. Overall, a tone of caution remains in the market, spurred occasionally by warnings from Federal Reserve Chairman Alan Greenspan.


A CURRENT FOCUS ON YIELD
We believe that investors who choose to invest in a municipal bond fund have tax-advantaged income as one of their priorities. When they also choose a short-term fund like this one, they further indicate that they're interested in facing only a small level of share-price fluctuation. In response, we seek to deliver a strong, sustainable yield consistent with this Fund's standards for quality and maturity. By prospectus, the Fund invests entirely in investment-grade issues.

Since we assumed management of the Fund in December 1995, we have sought the pockets of opportunity the municipal market can present, scouring the markets to identify shorter-maturity issues with the most attractive yields. In addition to working with large, prominent brokerages, we also work with smaller, regional firms. Because they have special expertise in certain areas, these companies can present us with opportunities we might otherwise miss.

By replacing certain longer-term holdings with shorter securities offering equal or greater yields, we are striving to position the Fund to deliver steady tax-advantaged income with a low degree of share-price volatility under a variety of market conditions.

================================================================================
                          EQUIVALENT TAXABLE YIELDS(1)
                                  As of 2-28-97
================================================================================
                                                   YOUR TAX-EXEMPT EFFECTIVE
                                      MARGINAL     YIELD OF 4.78% IS EQUIVALENT
JOINT RETURN        SINGLE RETURN     TAX RATE     TO A TAXABLE YIELD OF:
--------------------------------------------------------------------------------
$41,201-99,600      $24,651-59,750      28.0%              6.64%
 ................................................................................
$99,601-151,750     $59,751-124,650     31.0%              6.93%
 ................................................................................
$151,751-271,050    $124,651-271,050    36.0%              7.47%
 ................................................................................
Over $271,050       Over $271,050       39.6%              7.91%
 ................................................................................

The chart reflects 1997 marginal federal tax rates before limitations and phase-outs. Individuals with adjusted gross income in excess of $121,200 should consult their tax advisor to determine their actual 1997 marginal tax rate. The Fund's income may be subject to state and local taxes and, depending on your tax status, the Alternative Minimum Tax.

THE SIX MONTHS AHEAD
The midpoint of the fiscal year finds interest rates turning up again. This stems in part from a general skittishness in the market; recent statements from Alan Greenspan certainly did nothing to ease matters. (In fact, the Fed did raise interest rates in late March, after the close of the first half of the Fund's fiscal year.)

In the coming six months, we will continue to make tactical decisions based on our view of trends in interest rates and the general economy. The market appears to have priced in at least one Fed tightening, though bond prices could move lower if a strong economy portends rising inflation.

We believe the environment for short-term municipals is very good, and that our strategies will continue to improve the Fund's overall performance.

Thank you for the opportunity to serve your investment needs. We look forward to helping you pursue your investment goals in the years to come.

Sincerely,





/s/ Steven D. Harrop
Steven D. Harrop
Portfolio Manager
March 26, 1997
[PHOTO OF STEVEN D. HARROP]


========================
    AVERAGE ANNUAL
    TOTAL RETURNS
    As of 2-28-97
========================

   1-YEAR        5.53%

   3-YEAR        3.19%

SINCE INCEPTION  4.54%
(on 12-31-91)


[GRAPH]
--------------------------------------------------------------------------------
                     GROWTH OF AN ASSUMED $10,000 INVESTMENT
                            From 12-31-91 to 2-28-97

        The Strong Short-Term   Lehman Brothers 3-Year  Lipper Short Municipal
         Municipal Bond Fund    Municipal Bond Index*       Debt Average*
12-91          10,000                   10,000                 10,000
12-92          10,716                   10,643                 10,575
12-93          11,440                   11,305                 11,116
12-94          11,255                   11,383                 11,166
12-95          11,860                   12,395                 11,956
12-96          12,438                   12,945                 12,408
2-97           12,580                   13,067                 12,506

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Lehman Brothers Municipal 3-Year Bond Index and the Lipper Short Municipal Debt Average. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares.
--------------------------------------------------------------------------------

* The Lehman Brothers Municipal 3-Year Bond Index is an unmanaged index generally representative of three-year, tax-exempt bonds. The Lipper Short Municipal Debt Average represents funds that invest in municipal debt issues with dollar-weighted average maturities of less than five years. Source of the Lehman index data is Micropal. Source of the Lipper index data is Lipper Analytical Services, Inc.

1 Yield is annualized for the 30 days ended 2-28-97, is historical, and will vary.

2    The Fund's average maturity includes the effect of futures contracts.

3 For the purposes of this average rating, the Fund's short-term debt obligations have been assigned long-term ratings by the Advisor.

THE STRONG MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
HAVING CLOSE TO HALF OF ASSETS IN THE TOP TWO CREDIT TIERS (OR THEIR EQUIVALENTS) GIVES THIS FUND A VERY HIGH-QUALITY CREDIT PROFILE.

The Strong Municipal Bond Fund seeks total return by investing for a high level of federally tax-exempt current income with a moderate degree of share-price fluctuation.

ADAPTING TO A TRICKY MARKET
For the six-month period ended February 28, 1997, the Fund posted a return of 5.83%.(1) As that figure suggests, we were able to enjoy some degree of success in the last quarter of 1996 and the first months of 1997. Over the six months, longer-term interest rates first declined, reaching their low point for the period in November. Rates quickly moved back up by a significant amount, and the trend at this point appears to be one of further increases.

======================================
     PORTFOLIO STATISTICS
        As of 2-28-97
======================================
30-day annualized yield(2)   5.51%

Average maturity(3)        18.8 years

Average quality rating(4)      A


We continued a shortening of the Fund's duration that began in mid-1996, keeping it close to that of its benchmark index, the Lehman Brothers Municipal Bond Index.* Because duration is a measure of a portfolio's exposure to the risk of interest-rate movements, this change marks a deliberate effort to reduce the Fund's vulnerability to rising interest rates. At the end of the reporting period, duration stood at 6.5, down from 7.2 six months earlier. We plan to maintain this neutral approach to the market for the foreseeable future.


A CURRENT FOCUS ON INCOME
Rather than attempting to deliver higher returns by constantly adjusting the Fund's interest-rate sensitivity, we have focused on producing a healthy, sustainable yield. We believe that when investors choose to put money into a municipal bond fund, one of their primary goals is tax-exempt income - so it is important that we seek to provide it at a reasonable level. The benefit to this yield approach is that it allows the Fund to pursue solid performance whether interest rates move up, go down, or stay flat.

While seeking attractive yields, we have also focused on building a very high-quality portfolio. In fact, more than 95% of the bonds we hold are investment grade. About a third of the portfolio consists of AAA (or equivalent) rated securities, the very highest quality available; another 14% is in AA issues. Having close to half of assets in the top two credit tiers (or their equivalents) gives this Fund a very high-quality credit profile - and we intend to keep it that way in the coming months.


SEEKING OPPORTUNITY WHEREVER IT MAY BE
Our sector choices are primarily opportunistic. We look first for individual issues that fit into our preferences with regard to income and quality. Nonetheless, our holdings do fall into a few specific areas of the market. Our bottom-up criteria have made hospitals our single largest sector by far. For the sake of diversification and to take advantage of other opportunities, we may trim this position back a bit over time.

================================================================================
                          EQUIVALENT TAXABLE YIELDS(2)
                                  As of 2-28-97
================================================================================
                                                   YOUR TAX-EXEMPT EFFECTIVE
                                      MARGINAL     YIELD OF 5.51% IS EQUIVALENT
JOINT RETURN        SINGLE RETURN     TAX RATE     TO A TAXABLE YIELD OF:
--------------------------------------------------------------------------------
$41,201-99,600      $24,651-59,750      28.0%              7.65%
 ................................................................................
$99,601-151,750     $59,751-124,650     31.0%              7.99%
 ................................................................................
$151,751-271,050    $124,651-271,050    36.0%              8.61%
 ................................................................................
Over $271,050       Over $271,050       39.6%              9.12%
 ................................................................................

The chart reflects 1997 marginal federal tax rates before limitations and phase-outs. Individuals with adjusted gross income in excess of $121,200 should consult their tax advisor to determine their actual 1997 marginal tax rate. The Fund's income may be subject to state and local taxes and, depending on your tax status, the Alternative Minimum Tax.

Utilities issues - those related to electric, water, and sewer authorities - constitute our second-largest sector. They are followed closely by single-family mortgage revenue bonds and education-related issues.

On a similar note, the states that populate our portfolio are there because of the opportunities we found in some of their issues, not because of any deliberate effort to focus on specific regions.

THE SIX MONTHS AHEAD
We believe our investment approach is well suited to the conditions we now face. An anticipated increase in interest rates did in fact come in late March, sparking some bumpiness in the market. While market prices appear to anticipate some increase in interest rates, bond prices could still move substantially lower if a strong economy portends rising inflation.

Our goal for the remainder of the fiscal year is consistent performance. Given the market's recent fluctuations, our cautious, though not reticent, strategy makes especially good sense now.

Thank you for the opportunity to serve your investment needs. We look forward to helping you pursue your investment goals in the years to come.

Sincerely,




/s/ Steven D. Harrop
Steven D. Harrop
Portfolio Manager
March 26, 1997
[PHOTO OF STEVEN D. HARROP]

========================
    AVERAGE ANNUAL
    TOTAL RETURNS
    As of 2-28-97
========================

   1-YEAR        4.72%

   5-YEAR        6.53%

SINCE INCEPTION  6.27%
(on 10-23-86)


[GRAPH]
--------------------------------------------------------------------------------
                     GROWTH OF AN ASSUMED $10,000 INVESTMENT
                            From 10-23-86 to 2-28-97

        The Strong Municipal    Lehman Brothers       Lipper General Municipal
              Bond Fund       Municipal Bond Index*       Debt Funds Index*
9-86           10,000               10,000                     10,000
12-86          10,129               10,215                     10,252
12-87           9,949               10,369                     10,182
12-88          10,705               11,423                     11,370
12-89          11,463               12,655                     12,502
12-90          11,995               13,578                     13,252
12-91          13,598               15,226                     14,848
12-92          15,256               16,568                     16,170
12-93          17,051               18,602                     18,180
12-94          16,275               17,640                     17,082
12-95          18,128               20,720                     20,040
12-96          18,569               21,640                     20,701
2-97           18,780               21,881                     20,869

This graph,  provided in  accordance  with SEC  regulations,  compares a $10,000 investment in the Fund, made at its inception, with similar investments in the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. To equalize the time periods, the indexes' performance was prorated for the month of October 1986.
--------------------------------------------------------------------------------

* The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of investment-grade, tax-exempt bonds. The Lipper General Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds in this Lipper category. Source of the Lehman index data is Micropal. Source of the Lipper index data is Lipper Analytical Services, Inc.

1 Average annual total return and total return measure change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change, while total return reflects aggregate change.

2 Yield is annualized for the 30 days ended 2-28-97, is historical, and will vary.

3    The Fund's average maturity includes the effect of when-issued securities.

4 For purposes of this average rating, the Fund's short-term debt obligations have been assigned long-term ratings by the Advisor.

THE STRONG HIGH- YIELD MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
WE SOUGHT TO CAPITALIZE ON OCCASIONAL MARKET INEFFICIENCIES.

The Strong High-Yield Municipal Bond Fund seeks total return by investing for a high level of federally tax-exempt current income.

THE FUND PERFORMED WELL
For the six months ended 2-28-97, the Fund performed well versus both its benchmark index and its peers. The Fund's total return for the period was 6.97%, which compared favorably with 5.51% for the High-Yield Municipal Bond Fund Index and 4.64% for the Lipper High Yield Municipal Debt Funds Index.(1)*

A POSITIVE YEAR FOR MUNICIPAL BONDS
The Fund's solid performance came in a relatively good year for municipal bonds. Investor fears of an overhaul of the tax code dissipated as the year wore on. Although the supply of newly-issued municipal bonds rebounded during the year, surpassing 1995 levels, the market was able to handle the supply with support from individual investors, insurance company reinvestment, and purchases by mutual funds.

OUR POSITIONING HELPED THE FUND'S PERFORMANCE
Although the Fund generally pursues income more than capital appreciation, over the first six months of the fiscal year our strategy focused on identifying bonds with the potential to increase in value in addition to providing a comparatively high yield. We sought to capitalize on occasional market inefficiencies. It often took months of research before we could make a purchase based on these considerations. Our patience was rewarded, however, as we were able to find bonds offering solid value and sound credit strength.

Where  possible,  we emphasized  our investment  themes,  primarily the aging of
America.   Purchases   along  those  lines   included   retirement   facilities,
assisted-living centers, and hospitals.

Throughout the first six months of the fiscal year, we concentrated on bonds that we believed offered an attractive blend of acceptable risk and strong return potential- bonds that appeared to be attractive on their own merits, regardless of changes in interest rates or the economy. With that core in place, we then broadened the credit base of the Fund so that downturns in isolated areas of the market would be less likely to hurt the portfolio significantly.

======================================
     PORTFOLIO STATISTICS
        As of 2-28-97
======================================
30-day annualized yield(2)    6.10%

Average maturity(3)        18.8 years

Average quality rating(4)      BBB


Finally, we kept the Fund's duration slightly longer than that of our benchmark index. This made the Fund more sensitive to interest-rate movements, which helped the Fund react more favorably as interest rates declined.

================================================================================
                          EQUIVALENT TAXABLE YIELDS(2)
                                  As of 2-28-97
================================================================================
                                                   YOUR TAX-EXEMPT EFFECTIVE
                                      MARGINAL     YIELD OF 6.10% IS EQUIVALENT
JOINT RETURN        SINGLE RETURN     TAX RATE     TO A TAXABLE YIELD OF:
--------------------------------------------------------------------------------
$41,201-99,600      $24,651-59,750      28.0%              8.47%
 ................................................................................
$99,601-151,750     $59,751-124,650     31.0%              8.84%
 ................................................................................
$151,751-271,050    $124,651-271,050    36.0%              9.53%
 ................................................................................
Over $271,050       Over $271,050       39.6%              10.10%
 ................................................................................

The chart reflects 1997 marginal federal tax rates before limitations and phase-outs. Individuals with adjusted gross income in excess of $121,200 should consult their tax advisor to determine their actual 1997 marginal tax rate. The Fund's income may be subject to state and local taxes and, depending on your tax status, the Alternative Minimum Tax.

OVERALL, WE EXPECT A GOOD ENVIRONMENT FOR BONDS

Although the Federal Reserve held off on raising rates during the first half of the Fund's fiscal year, signs of increasing economic strength raised the possibility that the Fed would take action - as in fact it did in late March. Prices in the market already appeared to assume that such an increase would take place.

The environment for bonds in general, and municipal bonds in particular, looks fairly attractive. The economy has strengthened, but growth still remains moderate. Inflation, meanwhile, seems settled in near a 3% annual rate. If these conditions hold, investors will have many good reasons to look more closely at opportunities in the bond market. And although supply looks as if it will match 1996's levels, demand for municipal bonds remains strong.

We intend to closely monitor the prevailing environment, and focus our research energies on finding bonds that we believe offer the best combination of high return and reasonable risk.

Thank you for your investment. We appreciate the confidence you've shown in us to manage a portion of your investment portfolio.

Sincerely,



/s/ Mary-Kay H. Bourbulas
Mary-Kay H. Bourbulas
Portfolio Manager
March 26, 1997
[PHOTO OF MARY-KAY H. BOURBULAS]

========================
    AVERAGE ANNUAL
    TOTAL RETURNS(1)
    As of 2-28-97
========================

   1-YEAR        7.08%

   2-YEAR        9.00%

SINCE INCEPTION  6.62%
(on 10-1-93)


[GRAPH]
--------------------------------------------------------------------------------
                     GROWTH OF AN ASSUMED $10,000 INVESTMENT
                            From 10-1-93 to 2-28-97

       The Strong High-Yield   High-Yield Municipal  Lipper High Yield Municipal
        Municipal Bond Fund      Bond Fund Index*       Debt Funds Index*
9-93           10,000                  10,000                  10,000
12-93          10,266                  10,164                  10,141
12-94          10,165                   9,608                   9,636
12-95          11,650                  11,361                  11,245
12-96          12,247                  11,867                  11,646
2-97           12,448                  12,018                  11,759

This graph,  provided in  accordance  with SEC  regulations,  compares a $10,000 investment in the Fund, made at its inception, with similar investments in the High-Yield Municipal Bond Fund Index and the Lipper High Yield Municipal Debt Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.
--------------------------------------------------------------------------------

* The High-Yield Municipal Bond Fund Index is comprised of the Lehman Brothers Baa Municipal Bond Index from inception through December 31, 1995, and the Lehman Brothers High-Yield Municipal Bond Index (which was instituted on 1-1-96) from January 1, 1996 to present. The Lehman Brothers Baa Municipal Bond Index is an unmanaged index generally representative of municipal bonds rated Baa. The Lehman Brothers High-Yield Municipal Bond Index is an unmanaged index generally representative of municipal bonds rated below Baa. The Lipper High Yield Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds in this Lipper category. Source of the High-Yield Index data is Lehman Brothers. Source of the Lipper index data is Lipper Analytical Services, Inc.

1 Average annual total return and total return measure change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change, while total return reflects aggregate change.

2 Yield is annualized for the 30 days ended 2-28-97, is historical, and will vary.

3    The Fund's average maturity includes the effect of when-issued securities.

4 For purposes of this average rating, the Fund's short-term debt obligations have been assigned long-term ratings by the Advisor.

SCHEDULES OF INVESTMENTS IN SECURITIES            February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
STRONG SHORT-TERM MUNICIPAL BOND FUND
                                                   PRINCIPAL      VALUE
                                                    AMOUNT       (NOTE 2)
                                                (In Thousands) (In Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS 92.9%
ALABAMA 0.3%
Bessemer, Alabama IDB IDR - Berman Brothers
  Project, 7.65%, Due 9/01/00                       $  505     $    517

ARIZONA 1.7%
Phoenix, Arizona IDA Hospital Revenue - John C.
  Lincoln Hospital and Health Center Project,
  4.65%, Due 12/01/99                                  675          672
Phoenix, Arizona Municipal Housing Revenue
  Refunding - Fillmore Gardens and Sunnyslope
  Manor - Section 8 Assisted Senior Housing
  Project, 5.95%, Due 6/01/05                        1,865        1,912
                                                               --------
                                                                  2,584
CALIFORNIA 2.9%
California Health Facilities Financing Authority
  Hospital Revenue - Downey Community Hospital,
  4.90%, Due 5/15/00                                 2,325        2,328
Sacramento County, California MFHR Refunding -
  Fairways II Apartments, 5.35%, Due 8/01/25         1,970        1,992
                                                               --------
                                                                  4,320
COLORADO 0.2%
Arapahoe County, Colorado E-470 Public Highway
  Authority Capital Improvement Trust Fund
  Highway Revenue, Zero %, Due 8/31/03                 500          354

CONNECTICUT 1.0%
Connecticut IDA - The Olympic Hotel Corporation
  Project, 6.95%, Due 8/01/03                        1,461        1,501

DISTRICT OF COLUMBIA 2.1%
District of Columbia Hospital Revenue Refunding -
  Medlantic Healthcare Group, Inc., 6.50%,
  Due 8/15/02                                        2,925        3,086

FLORIDA 1.4%
Florida Housing Finance Agency MFMR -
  Hammocks Place Project, 6.25%, Due 12/01/06        2,000        2,107

GUAM 9.8%
Guam Airport Authority General Revenue:
  5.80%, Due 10/01/99                                1,450        1,477
  6.00%, Due 10/01/00 (c)                            2,300        2,366
  6.40%, Due 10/01/05                                6,700        7,068
  Guam Government GO, 5.70%, Due 9/01/03             3,630        3,662
                                                               --------
                                                                 14,573
ILLINOIS 2.4%
Collinsville, Illinois Madison County IDR
  Refunding - Drury Inn-Collinsville Project,
  5.25%, Due 11/01/98                                  500          503
Illinois Educational Facilities Authority Revenue -
  Lewis University Project:
  4.50%, Due 10/01/99                                  690          684
  5.30%, Due 10/01/04                                1,390        1,381
Illinois Health Facilities Authority Revenue -
  Trinity Medical Center Project, 6.15%,
  Due 7/01/98                                        1,000        1,012
                                                               --------
                                                                  3,580
IOWA 5.5%
Cedar Rapids, Iowa First Mortgage Revenue -
  Cottage Grove Place Project, 7.25%, Due 7/01/02    6,000        6,112
Iowa Finance Authority Mortgage Revenue
  Refunding - Friendship Village Project, 4.95%,
  Due 11/01/00                                       2,110        2,118
                                                               --------
                                                                  8,230
KANSAS 4.3%
Kansas DFA MFHR Refunding - Woodridge
  Apartments Project, 5.90%, Due 12/01/20            6,285        6,458

KENTUCKY 2.2%
Mount Sterling, Kentucky League of Cities
  Funding Trust Lease Program Revenue,
  5.625%, Due 3/01/03                                3,250        3,343

LOUISIANA 0.4%
Louisiana Public Facilities Authority Student
  Loan Revenue, 6.75%, Due 9/01/06                     525          557

MASSACHUSETTS 7.8%
Massachusetts Education Loan Authority
  Education Loan Revenue, 7.45%, Due 1/01/02         1,460        1,522
Massachusetts Industrial Finance Agency
  Refunding Revenue - Emerson College Issue,
  8.50%, Due 1/01/03                                 4,500        4,911
Massachusetts Industrial Finance Agency Water
  Treatment Revenue - Massachusetts-American
  Hingham Project, 6.25%, Due 12/01/10               4,925        5,147
                                                               --------
                                                                 11,580
MICHIGAN 1.7%
Flint, Michigan Hospital Building Authority
  Revenue Refunding - Hurley Medical Center:
  5.75%, Due 7/01/03                                 1,000        1,006
  6.00%, Due 7/01/04                                 1,005        1,020
  6.00%, Due 7/01/05                                   510          515
                                                               --------
                                                                  2,541
MISSISSIPPI 3.1%
Mississippi Higher Education Assistance
  Corporation Student Loan Revenue:
  5.60%, Due 9/01/04                                 2,505        2,568
  5.80%, Due 9/01/06                                 2,050        2,101
                                                               --------
                                                                  4,669
MISSOURI 2.1%
St. Louis County, Missouri IDA MFHR Refunding -
  Heatherbrook Gardens Project, 5.10%,
  Due 3/01/05                                        1,355        1,355
Springfield, Missouri Land Clearance
  Redevelopment Authority Industrial Revenue
  Refunding - University Plaza Project, 6.30%,
  Due 10/01/06                                       1,790        1,799
                                                               --------
                                                                  3,154
NEW JERSEY 1.2%
New Jersey Health Care Facilities Financing
  Authority Revenue - Southern Ocean County
  Hospital Project, 5.75%, Due 7/01/01               1,700        1,715

NEW YORK 1.0%
  New York, New York GO, 5.875%, Due 8/01/03         1,500        1,553

OHIO 6.6%
Akron, Ohio COP - Akron Municipal Baseball
  Stadium Project:
  Zero%, Due 12/01/01                                1,000          777
  Zero%, Due 12/01/02                                1,240          963
Cleveland, Ohio Energy Conservation
  Improvement GO:
  6.53%, Due 3/15/00                                   650          681
  6.53%, Due 9/15/00                                   670          707
  6.53%, Due 3/15/01                                   690          731
  6.53%, Due 9/15/01                                   715          761
  6.53%, Due 3/15/02                                   740          789
  6.53%, Due 9/15/02                                   760          815
  6.53%, Due 3/15/03                                   785          842
  6.53%, Due 9/15/03                                   815          878
  6.53%, Due 3/15/04                                   840          903
  6.53%, Due 9/15/04                                   865          931
                                                               --------
                                                                  9,778

                       See notes to financial statements.

--------------------------------------------------------------------------------
STRONG SHORT-TERM MUNICIPAL BOND FUND (continued)
                                                   PRINCIPAL      VALUE
                                                    AMOUNT       (NOTE 2)
                                                (In Thousands) (In Thousands)
--------------------------------------------------------------------------------
OREGON 5.1%
Hillsboro, Oregon Hospital Facility Authority
  Revenue and Advance Refunding - Tuality
  Heathcare Project, 4.80%, Due 10/01/00          $  7,525     $  7,544

PENNSYLVANIA 6.2%
Delaware County, Pennsylvania Authority Health
  Facilities Revenue - Mercy Health Corporation of
  Southeastern Pennsylvania Obligated Group,
  6.00%, Due 11/15/07                                5,000        5,144
Horizon Hospital System Authority Hospital
  Revenue, 5.40%, Due 5/15/01                        2,180        2,194
Sharon, Pennsylvania Regional Health Systems
  Authority Hospital Refunding Revenue - Sharon
  Regional Health Systems Project:
  6.40%, Due 12/01/00                                  705          739
  6.50%, Due 12/01/01                                  255          271
  6.60%, Due 12/01/02                                  800          857
                                                               --------
                                                                  9,205
SOUTH DAKOTA 4.3%
South Dakota EDFA EDR Refunding - Pooled Loan
  Program - Technical Ordinance Project, 5.75%,
  Due 4/01/07                                        1,690        1,787
South Dakota Student Loan Corporation Student
  Loan Revenue, 7.35%, Due 8/01/98                   4,565        4,702
                                                               --------
                                                                  6,489
TEXAS 9.0%
Brazos, Texas Higher Education Authority, Inc.
  Student Loan Revenue Refunding:
  5.95%, Due 6/01/02 (c)                             2,595        2,712
  6.20%, Due 11/01/00                                1,000        1,029
  6.50%, Due 3/01/99                                 1,345        1,379
Hidalgo County, Texas Health Services Corporation
  Hospital Revenue - Mission Hospital, Inc. Project,
  5.75%, Due 8/15/01                                 1,760        1,771
Trinity River Authority Refunding - Texas
  Industries, Inc. Project, 6.1875%, Due 9/01/07     1,725        1,738
Trinity River Authority Refunding - Texas
  Industries, Inc. Project, Series A, 6.1875%,
  Due 9/01/07                                        4,710        4,745
                                                               --------
                                                                 13,374
VIRGINIA 6.4%
James City County, Virginia IDA Residential Care
  Facility First Mortgage Revenue - Williamsburg
  Landing, Inc. Project, 5.75%, Due 3/01/26          3,000        3,064
Prince William County, Virginia IDA Residential
  Care Facility First Mortgage Revenue -
  Westminster Presbyterian Retirement Project,
  6.00%, Due 1/01/25                                 6,000        6,008
Smyth County, Virginia IDA IDR - Utility Trailer
  Manufacturing Company Project, 8.00%,
  Due 10/01/98                                         500          501
                                                               --------
                                                                  9,573
WASHINGTON 4.2%
Walla Walla, Washington Housing Authority
  Revenue - Wilbur Manor Project, 6.25%,
  Due 12/01/11                                       1,575        1,585
Washington Health Care Facilities Authority
  Revenue - Sisters of Providence, 5.375%,
  Due 10/01/00                                       4,600        4,721
                                                               --------
                                                                  6,306
                                                               --------
TOTAL MUNICIPAL BONDS (COST $135,683)                           138,691


SHORT-TERM INVESTMENTS (a) 6.8%
ANNUAL PUT BONDS 0.4%
NEW YORK
New York, New York GO, 5.875%, Due 8/01/03        $    535     $    543

DAILY VARIABLE RATE PUT BONDS 6.0%
NEVADA 1.3%
Clark County, Nevada IDR - Cogeneration
  Association I Project                              2,000        2,000

NEW YORK 1.3%
New York Job Development Authority Revenue           2,000        2,000

TEXAS 3.4%
Brazos River Texas Harbor Navigation District
  Harbor Revenue - BASF Corporation Project          4,000        4,000
Harris County, Texas IDC Solid Waste Disposal
  Revenue - Deer Park Refining Limited
  Partnership Project                                1,000        1,000
                                                               --------
                                                                  5,000
                                                               --------
Total Daily Variable Rate Put Bonds                               9,000

MUNICIPAL BONDS 0.4%
ILLINOIS 0.2%
Illinois DFA IDR - Engis Corporation Project,
  7.55%, Due 10/01/97                                  275          278

MISSISSIPPI 0.2%
Prentiss County, Mississippi Hospital Revenue,
  5.40%, Due 12/01/97                                  350          352
                                                               --------
Total Municipal Bonds                                               630
                                                               --------
TOTAL SHORT-TERM INVESTMENTS (COST $10,163)                      10,173
                                                               --------
TOTAL INVESTMENTS IN SECURITIES
  (COST $145,846) 99.7%                                         148,864
Other Assets and Liabilities, Net 0.3%                              459
                                                               --------
NET ASSETS 100.0%                                              $149,323
                                                               ========


FUTURES
-------
                                            UNDERLYING
                                            FACE AMOUNT        UNREALIZED
                               EXPIRATION    AT VALUE         DEPRECIATION
                                  DATE     (In Thousands)    (In Thousands)
--------------------------------------------------------------------------------
Sold:
75 U.S. Treasury Bond Futures     6/97       ($8,283)             ($9)




                       See notes to financial statements.

SCHEDULES OF INVESTMENTS IN SECURITIES (continued) February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
STRONG MUNICIPAL BOND FUND
                                                   PRINCIPAL      VALUE
                                                    AMOUNT       (NOTE 2)
                                                (In Thousands) (In Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS 101.6%
ALABAMA 1.8%
Courtland, Alabama IDB Solid Waste Disposal
  Revenue - Champion International Corporation
  Project, 6.375%, Due 3/01/29                     $ 3,145     $  3,165
Eufaula, Alabama IDB Solid Waste Disposal
  Revenue - Harbison-Walker Project, 5.85%,
  Due 11/01/06                                       1,000        1,021
                                                               --------
                                                                  4,186
ALASKA 2.2%
Alaska HFC Capital Appreciation Mortgage
  Revenue, Zero %, Due 12/01/27                      8,500        1,254
Valdez, Alaska Marine Terminal Revenue
  Refunding - BP Pipelines (Alaska), Inc. Project,
  5.65%, Due 12/01/28                                4,000        3,835
                                                               --------
                                                                  5,089
ARIZONA 1.6%
Phoenix, Arizona IDA Mortgage Revenue
  Refunding - Christian Care Retirement
  Apartments, Inc. Project, 6.25%, Due 1/01/16       3,740        3,721

CALIFORNIA 4.9%
California Tri-City Housing Finance Agency
  SFMR - FNMA and GNMA Collateralized,
  6.45%, Due 12/01/28                                1,975        2,019
Foothill/Eastern Transportation Corridor Agency
  Toll Road Revenue:
  Zero %, Due 1/01/28                               10,560        1,531
  Zero %, Due 1/01/30                                4,110          524
Los Angeles, California MFHR - Earthquake
  Rehabilitation Projects, 5.85%, Due 12/01/27       1,535        1,573
Los Angeles County, California Public Works
  Financing Authority Lease Revenue - Multiple
  Capital Facilities Project IV, 4.75%,
  Due 12/01/10                                       4,000        3,750
San Jose, California Redevelopment Agency Tax
  Allocation - Merged Area Redevelopment Project,
  4.75%, Due 8/01/24                                 2,000        1,723
                                                               --------
                                                                 11,120
COLORADO 7.1%
Arapahoe County, Colorado E-470 Public Highway
  Authority Capital Improvement Trust Fund
  Highway Revenue:
  Zero %, Due 8/31/08                                4,500        2,301
  Zero %, Due 8/31/10                               15,000        6,544
Castle Rock Ranch, Colorado Public Improvements
  Authority Public Facilities Revenue,
  6.25%, Due 12/01/17                                5,000        5,188
Colorado Health Facilities Authority Retirement
  Housing Revenue - Liberty Heights Project,
  Zero %, Due 7/15/20                                2,900          605
Denver, Colorado City and County Airport System
  Revenue, 6.75%, Due 11/15/22                       1,500        1,599
                                                               --------
                                                                 16,237
FLORIDA 2.7%
Lake County, Florida Resource Recovery IDR
  Refunding - NRG/Recovery Group Project, 5.85%,
  Due 10/01/09                                       4,000        3,980
Manatee County, Florida HFA SFMR, 7.45%,
  Due 5/01/27                                          950        1,051
St. John's County, Florida Water and Sewer
  Revenue Refunding, 5.50%, Due 6/01/26              1,000          984
                                                               --------
                                                                  6,015
GEORGIA 2.8%
Savannah, Georgia Hospital Authority Revenue
  Refunding and Improvement - Candler Hospital,
  7.00%, Due 1/01/23                                 1,470        1,527
Washington Wilkes Payroll Development
  Authority Subordinated Revenue - Southern
  Care Corporation Facility Project, Zero %,
  Due 12/01/21                                      25,595        4,863
                                                               --------
                                                                  6,390
IDAHO 0.9%
Idaho Housing Agency SFMR, 6.45%, Due 7/01/27        2,000        2,057

ILLINOIS 14.6%
Chicago, Illinois O'Hare International Airport
  International Terminal Special Revenue, 6.50%,
  Due 1/01/18                                        1,440        1,472
Granite City, Illinois Hospital Revenue Refunding -
  Saint Elizabeth Medical Center, 8.125%,
  Due 6/01/08                                        6,000        6,233
Illinois Educational Facilities Authority Revenue
  Refunding - DePaul University Project, 5.50%,
  Due 10/01/19                                       5,415        5,293
Illinois Health Facilities Authority Refunding
  Revenue - Lutheran Social Services of Illinois,
  6.125%, Due 8/15/20                                9,060        8,788
Illinois Health Facilities Authority Revenue -
  Trinity Medical Center Project, 7.00%,
  Due 7/01/12                                        2,000        2,175
Illinois Metropolitan Pier and Exposition Authority
  Capital Appreciation - McCormick Place
  Expansion Project:
  Zero %, Due 6/15/16                                1,250          411
  7.00%, Due 7/01/26                                 1,500        1,686
Kane, Cook and DuPage Counties, Illinois School
  District Number U-46 Capital Appreciation
  School Building:
  Zero %, Due 1/01/11                                1,800          835
  Zero %, Due 1/01/13                                2,500        1,028
Will County, Illinois Exempt Facilities Revenue -
  Mobil Oil Refining Corporation Project, 6.40%,
  Due 4/01/26                                        5,000        5,200
                                                               --------
                                                                 33,121
INDIANA 8.9%
Fishers, Indiana EDR First Mortgage Revenue -
  United Student Aid Funds, Inc. Project, 8.25%,
  Due 9/01/09                                       10,000       10,462
Indiana Health Facility Financing Authority
  Hospital Revenue - Jackson County Schneck
  Memorial Hospital Project, 7.50%, Due 2/15/22      6,790        7,257
Marion County, Indiana Beech Grove Schools
  Building Corporation First Mortgage Refunding,
  6.25%, Due 7/05/16                                 2,265        2,438
                                                               --------
                                                                 20,157
IOWA 2.3%
Iowa Finance Authority Hospital Facility
  Refunding and Revenue - Jennie Edmundson
  Memorial Hospital Project, 7.65%, Due 11/01/16     4,850        5,165

MASSACHUSETTS 1.8%
Massachusetts Municipal Wholesale Electric
  Company Power Supply System Revenue:
  4.75%, Due 7/01/10                                 2,245        2,102
  4.75%, Due 7/01/11                                 2,000        1,865
                                                               --------
                                                                  3,967
MICHIGAN 1.1%
Michigan Hospital Finance Authority Hospital
  Revenue Refunding - Pontiac Osteopathic
  Hospital, 6.00%, Due 2/01/14                       2,500        2,447

                       See notes to financial statements.

--------------------------------------------------------------------------------
STRONG MUNICIPAL BOND FUND (continued)
                                                   PRINCIPAL      VALUE
                                                    AMOUNT       (NOTE 2)
                                                (In Thousands) (In Thousands)
--------------------------------------------------------------------------------
MINNESOTA 3.3%
Southern Minnesota Municipal Power Agency
  Power Supply Systems Revenue, 4.75%,
  Due 1/01/16                                      $ 8,400     $  7,539

MISSOURI 3.1%
St. Louis, Missouri Municipal Finance Corporation
  Leasehold Revenue Refunding, 5.85%,
  Due 7/15/09                                        4,500        4,545
Springfield, Missouri Land Clearance
  Redevelopment Authority Industrial Revenue
  Refunding - University Plaza Project, 6.60%,
  Due 10/01/11                                       2,465        2,468
                                                               --------
                                                                  7,013
NEW HAMPSHIRE 0.4%
New Hampshire Higher Educational & Health
  Facilities Authority Revenue - Kendal at Hanover
  Issue, 5.80%, Due 10/01/12 (b)                     1,000          980

NEW JERSEY 1.1%
New Jersey Housing and Mortgage Finance Agency
  Home Buyer Revenue, 6.95%, Due 10/01/22            1,250        1,308
New Jersey Turnpike Authority Turnpike Revenue,
  6.50%, Due 1/01/16                                 1,000        1,135
                                                               --------
                                                                  2,443
NEW YORK 4.6%
Housing Corporation of New York Revenue
  Refunding, 5.00%, Due 11/01/13                     1,000          945
New York, New York GO:
  5.75%, Due 2/01/14                                 2,000        1,933
  5.875%, Due 3/15/14                                1,720        1,686
New York Urban Development Corporation
  Revenue, 5.50%, Due 4/01/19                        1,500        1,481
New York Urban Development Corporation
  Revenue - University Facilities Grants Project,
  5.875%, Due 1/01/21                                1,045        1,054
Niagara Falls, New York Bridge Commission Toll
  Bridge System Revenue, 5.25%, Due 10/01/15         3,400        3,332
                                                               --------
                                                                 10,431
NORTH CAROLINA 1.0%
Fayetteville, North Carolina Public Works
  Commission Revenue Refunding, 4.75%,
  Due 3/01/14                                        2,600        2,363

NORTH DAKOTA 0.6%
North Dakota Housing Finance Agency Housing
  Finance Program - Home Mortgage Finance
  Program, 6.40%, Due 1/01/28                        1,405        1,426

OHIO 2.5%
Medina County, Ohio EDR MFHR - Camelot Place,
  Ltd. Project, 8.375%, Due 10/01/23                 3,800        3,743
Ohio Housing Finance Agency Residential
  Mortgage Revenue, 5.95%, Due 9/01/27               2,000        2,010
                                                               --------
                                                                  5,753
OKLAHOMA 2.5%
Oklahoma Ordnance Works Authority PCR
  Refunding - Ralston Purina Company Project,
  6.30%, Due 9/01/15                                 1,500        1,538
Shawnee, Oklahoma Hospital Authority Revenue -
  MidAmerica HealthCare, Inc., 8.00%, Due 4/01/04    2,890        3,085
Washington County, Oklahoma Medical Authority
  Revenue - Bartlesville Jane Phillips Episcopal
  Hospital Project, 6.125%, Due 11/01/14             1,000        1,026
                                                               --------
                                                                  5,649
OREGON 0.4%
Washington County, Oregon MFHR - Bethany
  Meadows Project, 6.25%, Due 8/01/10                1,000        1,011

PENNSYLVANIA 3.5%
Blair County, Pennsylvania Hospital Authority
  First Mortgage Revenue - Mercy Hospital
  Sublessee, 8.125%, Due 2/01/14                     6,000        6,540
Scranton-Lackawanna, Pennsylvania Health &
  Welfare Authority Hospital Revenue - Marian
  Community Hospital Project, 6.50%, Due 1/15/07     1,500        1,517
                                                               --------
                                                                  8,057
RHODE ISLAND 0.7%
Rhode Island Health & Education Building
  Corporation Hospital Financing Revenue -
  South County Hospital Project, 6.00%,
  Due 11/15/17                                       1,630        1,632

SOUTH CAROLINA 2.2%
York County, South Carolina Exempt Facility
  Industrial Revenue - Hoechst Celanese
  Corporation Project, 5.70%, Due 1/01/24            4,890        4,890

SOUTH DAKOTA 3.0%
South Dakota HDA Homeownership Mortgage,
  6.40%, Due 5/01/16                                 1,000        1,023
South Dakota Student Loan Corporation Student
  Loan Revenue, 7.625%, Due 8/01/06                  5,385        5,688
                                                               --------
                                                                  6,711
TENNESSEE 0.4%
Cookeville, Tennessee IDB Hospital Improvement
  Revenue - Cookeville General Hospital Project,
  5.625%, Due 10/01/16                               1,000          976

TEXAS 16.3%
Austin, Texas Combined Utility Systems Revenue
  Refunding, 6.50%, Due 11/15/05 (b)                 1,000        1,092
El Paso, Texas Property Finance Authority, Inc.
  SFMR - GNMA Mortgage-Backed, 8.70%,
  Due 12/01/18                                         670          722
Grape Creek, Texas Pulliam Independent School
  District Public Facility Corporation School
  Facility Lease Revenue:
  7.00%, Due 5/15/10                                 1,000        1,045
  7.25%, Due 5/15/21                                 1,300        1,365
Guadalupe-Blanco River Authority, Texas Sewage
  and Solid Waste Disposal Facility - E.I. du Pont
  de Nemours and Company Project, 6.40%,
  Due 4/01/26                                        4,000        4,155
Harris County, Texas Revenue Refunding, 5.55%,
  Due 8/15/07 (b)                                    3,300        3,304
Lufkin, Texas Health Facilities Development
  Corporation Health System Revenue and
  Refunding - Memorial Health System of East
  Texas, 6.875%, Due 2/15/26                        10,250       10,634
North Central Texas Health Facilities Development
  Corporation - Tri-City Health Centre, Inc.
  Project, 9.50%, Due 5/01/21                       10,000        7,500
Port Arthur, Texas HFC Mortgage Revenue
  Refunding - FHA Insured Mortgage Loans -
  Port Arthur UDAG Projects, 6.40%, Due 1/01/28      3,565        3,667
Ranger, Texas Housing Corporation MFMR
  Refunding - FHA Insured Mortgage Loan -
  Ranger Apartments Project, 8.80%, Due 3/01/24      1,160        1,289
Tarrant County, Texas Keller Independent School
  District Unlimited Tax School Building and
  Refunding, Zero %, Due 8/15/16                     2,575          840

                       See notes to financial statements.

SCHEDULES OF INVESTMENTS IN SECURITIES (continued) February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
STRONG MUNICIPAL BOND FUND (continued)
                                                   PRINCIPAL      VALUE
                                                    AMOUNT       (NOTE 2)
                                                (In Thousands) (In Thousands)
--------------------------------------------------------------------------------
Texas Department of Housing & Community
  Affairs SFMR, 6.00%, Due 9/01/17                  $1,400     $  1,419
                                                               --------
                                                                 37,032
UTAH 0.7%
Intermountain Power Agency Power Supply
  Revenue Refunding, 6.50%, Due 7/01/11 (b)          1,500        1,674

WEST VIRGINIA 0.5%
Braxton County, West Virginia Solid Waste
  Disposal Revenue - Weyerhaeuser Company
  Project, 6.125%, Due 4/01/26                       1,000        1,024

WISCONSIN 2.1%
Wisconsin Health and Educational Facilities
  Authority Revenue - Howard Young Medical
  Center, Inc. Project, 5.75%, Due 8/15/13           1,250        1,238
Wisconsin Health and Educational Facilities
  Authority Revenue - Meriter Hospital, Inc.,
  6.00%, Due 12/01/17                                2,000        1,990
Wisconsin Housing and EDA Home Ownership
  Revenue, 6.20%, Due 3/01/27                        1,480        1,497
                                                               --------
                                                                  4,725
                                                               --------
TOTAL INVESTMENTS IN MUNICIPAL BONDS
  (COST $228,297) 101.6%                                        231,001
Other Assets and Liabilities, Net (1.6%)                         (3,633)
                                                               --------
NET ASSETS 100.0%                                              $227,368
                                                               ========



--------------------------------------------------------------------------------
STRONG HIGH-YIELD MUNICIPAL BOND FUND
                                                   PRINCIPAL      VALUE
                                                    AMOUNT       (NOTE 2)
                                                (In Thousands) (In Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS 97.5%
ALASKA 1.3%
Seward, Alaska Revenue - Alaska Sealife Center
  Project, 7.65%, Due 10/01/16                     $ 3,500     $  3,574

CALIFORNIA 6.9%
Foothill/Eastern Transportation Corridor Agency
  Toll Road Revenue:
  Zero %, Due 1/01/17                                5,000        1,469
  Zero %, Due 1/01/28                               24,000        3,480
  Zero %, Due 1/01/29                                3,085          420
M-S-R Public Power Agency California - San Juan
  Project Revenue, 5.90%, Due 7/01/20 (b)            2,500        2,466
Riverside County, California Asset Leasing
  Corporation Leasehold Revenue - County of
  Riverside Hospital Project:
  Zero %, Due 6/01/13                                2,000          808
  Zero %, Due 6/01/17                                1,500          467
  Zero %, Due 6/01/25                                2,000          380
Sacramento County, California Sanitation District
  Financing Authority Revenue, 4.75%,
  Due 12/01/23                                       3,000        2,572
San Francisco, California Redevelopment Agency
  Residential Facilities Revenue - Coventry Park
  Project, 8.50%, Due 12/01/26                       5,000        5,006
San Joaquin Hills Transportation Corridor Agency
  Junior Lien Toll Road Revenue, Zero %,
  Due 1/01/16                                        4,435        1,414
San Joaquin Hills Transportation Corridor Agency
  Senior Lien Toll Road Revenue, Zero %,
  Due 1/01/14                                        1,180          431
                                                               --------
                                                                 18,913
COLORADO 3.7%
Arapahoe County, Colorado E-470 Public Highway
  Authority Capital Improvement Trust Fund
  Highway Revenue, Zero %, Due 8/31/15              20,000        5,875
Bachelor Gulch, Colorado Metropolitan District GO,
  7.00%, Due 12/01/15                                1,100        1,125
Englewood, Colorado MFHR Refunding - Marks
  Apartments Project, 6.65%, Due 12/01/26            3,000        3,026
                                                               --------
                                                                 10,026
CONNECTICUT 1.3%
Mashantucket (Western) Pequot Tribe Special
  Revenue, 6.40%, Due 9/01/11                        3,400        3,519

FLORIDA 5.1%
Arbor Greene, Florida Community Development
  District Special Assessment Revenue, 7.00%,
  Due 5/01/03                                        2,450        2,459
Cory Lakes, Florida Community Development
  District Special Assessment Revenue, 8.375%,
  Due 5/01/17                                        3,500        3,522
Indian River County, Florida Hospital District
  Hospital Revenue Refunding, 6.10%,
  Due 10/01/18 (b)                                   3,000        3,128
Orange County, Florida Health Facilities Authority
  First Mortgage Revenue - RHA/Princeton
  Hospital, Inc. Project, 9.00%, Due 7/01/21         5,000        4,000
Polk County, Florida HFA Subordinated Revenue -
  Lake Wales Gardens Project, Zero %, Due 4/01/20    5,125          679
                                                               --------
                                                                 13,788
GEORGIA 5.9%
Atlanta, Georgia Urban Residential Finance
  Authority MFHR - Franciscan Club Apartments
  Projects, 7.75%, Due 4/01/22 (Defaulted effective
  10/01/96)                                          4,840        3,388
Atlanta, Georgia Water and Sewer Revenue, 4.75%,
  Due 1/01/23                                        2,000        1,758
Dekalb County, Georgia Residential Care Facilities
  for the Elderly Authority First Lien Revenue -
  King's Bridge Retirement Center, Inc. Project:
  8.00%, Due 7/01/06                                   650          683
  8.15%, Due 7/01/16                                 2,380        2,508
  8.25%, Due 7/01/26                                 5,250        5,532
Savannah, Georgia Hospital Authority Revenue
  Refunding and Improvement - Candler Hospital,
  7.00%, Due 1/01/23                                 2,000        2,077
                                                               --------
                                                                 15,946
ILLINOIS 7.6%
Granite City, Illinois Hospital Revenue Refunding -
  Saint Elizabeth Medical Center, 8.125%,
  Due 6/01/08                                        1,030        1,070
Illinois DFA Community Rehabilitation Providers
  Facilities Acquisition Program Revenue:
  7.25%, Due 3/01/04                                 1,015        1,035
  7.50%, Due 3/01/14                                 3,070        3,062
Illinois HDA MFHR, 5.00%, Due 7/01/25                2,650        2,080
Illinois Metropolitan Pier and Exposition Authority
  Refunding -  McCormick Place Expansion Project,
  7.00%, Due 7/01/26                                 6,000        6,743
Illinois State University Board of Trustees
  Auxiliary Facilities System Revenue - Capital
  Appreciation:
  Zero %, Due 4/01/14                                1,085          410
  Zero %, Due 4/01/15                                2,230          783
  Zero %, Due 4/01/16                                1,000          331
Riverdale, Illinois Environmental Improvement
  Revenue - Acme Metals, Inc. Project, 7.95%,
  Due 4/01/25                                        5,000        5,281
                                                               --------
                                                                 20,795

                       See notes to financial statements.

--------------------------------------------------------------------------------
STRONG HIGH-YIELD MUNICIPAL BOND FUND (continued)
                                                   PRINCIPAL      VALUE
                                                    AMOUNT       (NOTE 2)
                                                (In Thousands) (In Thousands)
--------------------------------------------------------------------------------
INDIANA 4.1%
Indiana IDFA PCR Refunding - Inland Steel
  Company Project, 7.25%, Due 11/01/11              $3,000     $  3,105
Indianapolis, Indiana EDR MFHR - Post Pointe
  Apartments Project:
  8.20%, Due 3/01/01                                   270          272
  8.30%, Due 3/01/06                                   480          488
  8.40%, Due 3/01/11                                   710          724
  8.75%, Due 3/01/27                                 6,540        6,671
                                                               --------
                                                                 11,260
IOWA 7.0%
Cedar Rapids, Iowa First Mortgage Revenue -
  Cottage Grove Place Project:
  7.25%, Due 7/01/02                                 6,000        6,113
  9.00%, Due 7/01/25                                 6,000        6,563
Iowa Finance Authority First Mortgage Elder Care
  Facility Revenue - Amity Fellowserve-Iowa, Inc.
  Project, 8.75%, Due 10/01/25                       6,165        6,327
                                                               --------
                                                                 19,003
KENTUCKY 2.1%
Morgantown, Kentucky Solid Waste Disposal
  Facilities Revenue - IMCO Recycling, Inc.
  Project, 7.65%, Due 5/01/16                        5,740        5,848

LOUISIANA 2.8%
Iberia Parish, Louisiana Hospital Service District
  Number 1 Revenue, 8.00%, Due 5/26/16               2,100        2,121
Louisiana Public Facilities Authority Senior Lien
  Revenue - Progressive Healthcare Providers, Inc.
  Developmental Centers, 8.00%, Due 1/01/13          5,560        5,442
                                                               --------
                                                                  7,563
MASSACHUSETTS 1.9%
Massachusetts Health and Educational Facilities
  Authority Revenue - Saints Memorial Medical
  Center:
  5.50%, Due 10/01/02                                3,500        3,426
  5.75%, Due 10/01/06                                1,885        1,781
                                                               --------
                                                                  5,207
MINNESOTA 0.7%
Southern Minnesota Municipal Power Agency
  Power Supply Systems Revenue, 4.75%,
  Due 1/01/16                                        2,000        1,795

MISSOURI 2.9%
St. Charles County, Missouri Public Water Supply
  District Number 2 COP, 6.35%, Due 12/01/23         1,000        1,002
Saline County, Missouri IDA Hospital Revenue -
  John Fitzgibbon Memorial Hospital, Inc.
  Project, 7.375%, Due 5/01/11                       3,550        3,572
Springfield, Missouri Land Clearance
  Redevelopment Authority Industrial Revenue
  Refunding - University Plaza Redevelopment
  Corporation Project, 6.90%, Due 10/01/16           3,440        3,423
                                                               --------
                                                                  7,997
NEW JERSEY 0.2%
South Jersey Transportation Authority Lease
  Revenue - Raytheon Aircraft Service, Inc.
  Project, 6.15%, Due 1/01/22                          500          502

NEW YORK 3.0%
New York, New York GO:
  6.00%, Due 2/01/22                                 3,500        3,434
  6.00%, Due 10/15/26                                2,000        1,967
Triborough Bridge & Tunnel Authority New York
  General Purpose Revenue, 4.75%, Due 1/01/19        3,155        2,741
                                                               --------
                                                                  8,142
NORTH DAKOTA 1.3%
Ward County, North Dakota Health Care Facility
  Revenue - St. Joseph's Hospital Corporation
  Project, 8.875%, Due 11/15/24                      3,000        3,416

OHIO 1.2%
Akron, Ohio COP - Akron Municipal Baseball
  Stadium Project, Zero %, Due 12/01/01              1,500        1,134
East Liverpool, Ohio Hospital Improvement
  Revenue - East Liverpool City Hospital Project,
  8.00%, Due 10/01/21                                1,595        1,693
Medina County, Ohio EDR MFHR - Camelot
  Place, Ltd. Project, 8.375%, Due 10/01/23            400          394
                                                               --------
                                                                  3,221
PENNSYLVANIA 13.9%
Bucks County, Pennsylvania IDA CDR - Attleboro
  Associates, Ltd. Nursing Facility Project:
  8.00%, Due 12/01/05                                2,005        2,105
  8.25%, Due 6/01/11                                 3,545        3,758
Delaware County, Pennsylvania Authority Health
  Care Facility First Mortgage Revenue -
  GF/Longwood Care, Inc. Project:
  8.50%, Due 4/15/10                                   530          547
  9.00%, Due 4/15/25                                 5,860        6,050
Horsham, Pennsylvania IDA CDA Health Care
  Facilities Revenue - GF/Pennsylvania
  Properties, Inc. Project:
  7.375%, Due 9/01/08                                  440          430
  8.375%, Due 9/01/24                                6,000        6,203
Montgomery County, Pennsylvania IDA Retirement
  Community Revenue Refunding - G. D. L. Farms
  Corporation Project, 6.50%, Due 1/01/20            4,660        4,328
Montgomery County, Pennsylvania IDA Revenue -
  Wordsworth Academy Project, 8.00%,
  Due 9/01/24                                        6,840        6,977
Philadelphia, Pennsylvania IDA CDR Refunding -
  Doubletree Guest Suites Project, 6.50%,
  Due 10/01/27                                       3,500        3,439
Scranton-Lackawanna, Pennsylvania Health &
  Welfare Authority Hospital Revenue - Marian
  Community Hospital Project, 7.125%, Due 1/15/13    1,000        1,007
Wilkinsburg, Pennsylvania Municipal Authority
  Health Facilities Revenue - Monroeville Christian
  Project, 8.25%, Due 3/01/27                        3,000        3,000
                                                               --------
                                                                 37,844
SOUTH CAROLINA 0.7%
Florence County, South Carolina IDR - Stone
  Container Corporation Project, 7.375%,
  Due 2/01/07                                        1,890        1,994

TEXAS 7.1%
DeSoto, Texas IDA IDR - Wintergreen Commercial
  Partnership Project, 7.00%, Due 1/01/17            4,653        4,472
Hidalgo County, Texas Health Services Corporation
  Hospital Revenue - Mission Hospital, Inc. Project,
  6.75%, Due 8/15/16                                 3,000        3,038
Jefferson  County,  Texas Health  Facilities
  Development  Corporation  Hospital
  Revenue - Baptist Health Care System Project:
  8.30%, Due 10/01/14                                4,600        4,790
  8.875%, Due 6/01/21                                2,410        2,527
Tarrant County, Texas Water Control and
  Improvement District Number 1 Water
  Revenue Refunding, 4.50%, Due 3/01/11              5,000        4,569
                                                               --------
                                                                 19,396

                       See notes to financial statements.

SCHEDULES OF INVESTMENTS IN SECURITIES (continued) February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
STRONG HIGH-YIELD MUNICIPAL BOND FUND (continued)
                                                   PRINCIPAL      VALUE
                                                    AMOUNT       (NOTE 2)
                                                (In Thousands) (In Thousands)
--------------------------------------------------------------------------------
UTAH 0.7%
Intermountain Power Agency Power Supply
  Revenue Refunding, 5.75%, Due 7/01/19 (b)         $2,000     $  1,968

VIRGINIA 1.8%
Loudoun County, Virginia IDA IDR Refunding -
  Dulles Airport Marriot Hotel Project, 7.125%,
  Due 9/01/15                                        5,000        5,038

WASHINGTON 4.9%
Chelan County, Washington Public Utility District
  Number 1 Consolidated Revenue - Chelan Hydro
  Project:
  Series A, 6.40%, Due 7/01/17 (b)                   2,000        2,098
  Series B, 6.35%, Due 7/01/26 (b)                   5,000        5,200
  Series C, 6.40%, Due 7/01/17 (b)                   3,000        3,146
Washington Public Power Supply System Nuclear
  Project Number 2 Refunding Revenue, 5.26%,
  Due 7/01/12                                        3,000        2,820
                                                               --------
                                                                 13,264
WEST VIRGINIA 0.6%
Marion County, West Virginia Solid Waste
  Disposal Facility Revenue - American Fiber
  Resources Project, 9.25%, Due 12/01/11
  (Defaulted effective 12/01/96)                     3,400        1,700

WISCONSIN 8.8%
Brookfield, Wisconsin IDR Refunding - Midway
  Motor Lodge Project, 8.40%, Due 4/01/12            5,430        5,871
Wisconsin Center District Wisconsin Tax Revenue
  Capital Appreciation, Zero %, Due 12/15/26         1,800          315
Wisconsin Health and Educational Facilities
  Authority Revenue - Aurora Medical Group, Inc.
  Project, 9.00%, Due 11/15/25                       2,500        2,556
Wisconsin Health and Educational Facilities
  Authority Revenue - Fort Atkinson Memorial
  Health Services, Inc., 5.30%, Due 10/01/99           500          504
Wisconsin Health and Educational Facilities
  Authority Revenue - National Regency of
  New Berlin, Inc. Project:
  7.75%, Due 8/15/15                                 5,000        5,137
  8.00%, Due 8/15/25                                 6,500        6,679
Wisconsin Housing and EDA Home Ownership
  Revenue, 6.20%, Due 3/01/27                        3,000        3,034
                                                               --------
                                                                 24,096
                                                               --------
TOTAL MUNICIPAL BONDS (COST $258,788)                           265,815




SHORT-TERM INVESTMENTS (a) 7.7%
DAILY VARIABLE RATE PUT BONDS
ALABAMA 0.7%
Stevenson, Alabama IDB Environmental
  Improvement Revenue - Mead Corporation Project     2,000        2,000

DELAWARE 0.4%
Delaware EDA Revenue - Delmarva Power &
  Light Company Project                              1,000        1,000

LOUISIANA 1.6%
St. Charles Parish, Louisiana PCR - Shell Oil
  Company-Norco Project                              4,300        4,300

TEXAS 2.6%
Brazos River Authority Texas PCR Refunding -
  Texas Utilities Electric Company Project           3,400        3,400
Brazos River Texas Harbor Navigation District
  Harbor Revenue - Dow Chemical Company Project      2,700        2,700
West Side Calhoun County, Texas Navigation
  District Sewer & Solid Waste Disposal - BP
  Chemicals, Inc. Project                            1,000        1,000
                                                               --------
                                                                  7,100
UTAH 0.7%
Salt Lake County, Utah PCR Refunding - Service
  Station Holdings, Inc. Project                     1,900        1,900

VIRGINIA 1.7%
King George County, Virginia IDA Facilities
  Revenue - Birchwood Power Partners Project         4,700        4,700
                                                               --------
TOTAL SHORT-TERM INVESTMENTS
  (COST $21,000)                                                 21,000
                                                               --------
TOTAL INVESTMENTS IN SECURITIES
  (COST $279,788) 105.2%                                        286,815
Other Assets and Liabilites, Net (5.2%)                         (14,142)
                                                               --------
NET ASSETS 100.0%                                              $272,673
                                                               ========


LEGEND
------
(a) Short-term investments include any security which has a maturity of less than one year.
(b)  All or a portion of security is when-issued.
(c) All or a portion of security pledged to cover margin requirements for futures contracts.

All costs are stated in  thousands.
Percentages  are stated as a percent of net assets.


ABBREVIATIONS
-------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:

BAN -- Bond Anticipation Notes
CDA -- Commercial Development Authority
CDR -- Commercial  Development Revenue
COP -- Certificates of Participation
DFA -- Development Finance Authority
EDA -- Economic Development Authority
EDC -- Economic Development Corporation
EDFA -- Economic Development Finance Authority
EDR -- Economic Development Revenue
GO -- General Obligation
HDA -- Housing Development Authority
HDC -- Housing Development Corporation
HFA -- Housing Finance Authority
HFC -- Housing Finance Corporation
IBA -- Industrial Building Authority
IBR -- Industrial Building Revenue
IDA -- Industrial Development Authority
IDB -- Industrial Development Board
IDC -- Industrial Development Corporation
IDFA -- Industrial Development Finance Authority
IDR -- Industrial Development Revenue
IFA -- Investment Finance Authority
MFHR -- Multi-Family Housing Revenue
MFMR -- Multi-Family Mortgage Revenue
PCR -- Pollution Control Revenue
RAN -- Revenue Anticipation Notes
SFHR -- Single Family Housing Revenue
SFMR -- Single Family Mortgage Revenue
TAN -- Tax Anticipation Notes
TRAN -- Tax and Revenue Anticipation Notes


                       See notes to financial statements.

STATEMENTS OF OPERATIONS

-----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended February 28, 1997 (Unaudited)                                    (In Thousands)

                                                                   STRONG SHORT-TERM     STRONG MUNICIPAL      STRONG HIGH-YIELD
                                                                  MUNICIPAL BOND FUND        BOND FUND        MUNICIPAL BOND FUND
                                                                  -------------------    ----------------     -------------------
INTEREST INCOME                                                         $4,052                $ 7,443               $ 8,793

EXPENSES:
   Investment Advisory Fees                                                355                    706                   746
   Custodian Fees                                                            5                      7                     6
   Shareholder Servicing Costs                                              70                    172                    87
   Other                                                                    40                     76                   117
                                                                        ------                -------               -------
   Total Expenses                                                          470                    961                   956
                                                                        ------                -------               -------
NET INVESTMENT INCOME                                                    3,582                  6,482                 7,837

REALIZED AND UNREALIZED GAIN (LOSS):
   Net Realized Gain (Loss) on:
     Investments                                                            32                  1,387                 1,705
     Futures Contracts                                                    (894)                (1,539)                 (889)
   Change in Unrealized Appreciation/Depreciation on:
     Investments                                                         2,092                  6,389                 7,778
     Futures Contracts                                                     295                    788                   320
                                                                        ------                -------               -------
NET GAIN                                                                 1,525                  7,025                 8,914
                                                                        ------                -------               -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $5,107                $13,507               $16,751
                                                                        ======                =======               =======



STATEMENTS OF ASSETS AND LIABILITIES

-----------------------------------------------------------------------------------------------------------------------------------
February 28, 1997 (Unaudited)
                                                                             (In Thousands, Except Per Share Amounts)

                                                                   STRONG SHORT-TERM     STRONG MUNICIPAL      STRONG HIGH-YIELD
                                                                  MUNICIPAL BOND FUND        BOND FUND        MUNICIPAL BOND FUND
                                                                  -------------------    ----------------     -------------------
ASSETS:
   Investments in Securities, at Value (Cost of $145,846,
     $228,297 and $279,788, respectively)                               $148,864               $231,001             $286,815
   Receivable from Brokers for Securities Sold                                --                  5,811                   --
   Receivable for Fund Shares Sold                                            25                     --                   50
   Interest Receivable                                                     2,400                  3,415                4,940
   Other Assets                                                               --                    648                   --
                                                                        --------               --------             --------
   Total Assets                                                          151,289                240,875              291,805

LIABILITIES:
   Payable to Brokers for Securities Purchased                             1,355                 12,403               17,417
   Payable for Fund Shares Redeemed                                           --                     73                  342
   Dividends Payable                                                         556                    976                1,275
   Accrued Operating Expenses and Other Liabilities                           55                     55                   98
                                                                        --------               --------             --------
   Total Liabilities                                                       1,966                 13,507               19,132
                                                                        --------               --------             --------
NET ASSETS                                                              $149,323               $227,368             $272,673
                                                                        ========               ========             ========

Capital Shares Outstanding (Unlimited Number Authorized)                  15,280                 24,555               27,836

NET ASSET VALUE PER SHARE                                                  $9.77                  $9.26                $9.80
                                                                           =====                  =====                =====

                                                 See notes to financial statements.

                                                                                                                                 15

STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------
                                                                                  (In Thousands)

                                                                                 STRONG SHORT-TERM
                                                                                MUNICIPAL BOND FUND
                                                                --------------------------------------------------
                                                                SIX MONTHS ENDED     PERIOD ENDED     YEAR ENDED
                                                                  FEB. 28, 1997      AUG. 31, 1996   DEC. 31, 1995
                                                                ----------------     -------------   -------------
                                                                   (UNAUDITED)         (NOTE 1)
OPERATIONS:
   Net Investment Income                                            $  3,582           $  4,582        $  7,035
   Net Realized Gain (Loss)                                             (862)               482          (5,512)
   Change in Unrealized Appreciation/Depreciation                      2,387             (1,972)          6,209
                                                                    --------           --------        --------
   Increase in Net Assets Resulting from Operations                    5,107              3,092           7,732

CAPITAL SHARE TRANSACTIONS                                            11,448              5,101         (29,202)

DISTRIBUTIONS:
   From Net Investment Income                                         (3,581)            (4,582)         (7,035)
                                                                    --------           --------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               12,974              3,611         (28,505)

NET ASSETS:
   Beginning of Period                                               136,349            132,738         161,243
                                                                    --------           --------        --------
   End of Period                                                    $149,323           $136,349        $132,738
                                                                    ========           ========        ========







                                                                                 STRONG MUNICIPAL
                                                                                     BOND FUND
                                                                --------------------------------------------------
                                                                SIX MONTHS ENDED     PERIOD ENDED     YEAR ENDED
                                                                  FEB. 28, 1997      AUG. 31, 1996   DEC. 31, 1995
                                                                ----------------     -------------   -------------
                                                                   (UNAUDITED)        (NOTE 1)
OPERATIONS:
   Net Investment Income                                            $  6,482           $  8,262        $ 15,259
   Net Realized Gain (Loss)                                             (152)            (4,192)          8,215
   Change in Unrealized Appreciation/Depreciation                      7,177             (9,406)          6,852
                                                                    --------           --------        --------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        13,507             (5,336)         30,326

CAPITAL SHARE TRANSACTIONS                                           (26,994)            14,211         (42,434)

DISTRIBUTIONS:
   From Net Investment Income                                         (6,482)            (8,262)        (15,259)
   In Excess of Net Investment Income                                     --                 --          (5,717)
                                                                    --------           --------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              (19,969)               613         (33,084)

NET ASSETS:
   Beginning of Period                                               247,337            246,724         279,808
                                                                    --------           --------        --------
   End of Period                                                    $227,368           $247,337        $246,724
                                                                    ========           ========        ========


                                                 See notes to financial statements.

------------------------------------------------------------------------------------------------------------------
                                                                                  (In Thousands)

                                                                                 STRONG HIGH-YIELD
                                                                                MUNICIPAL BOND FUND
                                                                --------------------------------------------------
                                                                SIX MONTHS ENDED     PERIOD ENDED     YEAR ENDED
                                                                  FEB. 28, 1997      AUG. 31, 1996   DEC. 31, 1995
                                                                ----------------     -------------   -------------
                                                                   (UNAUDITED)         (NOTE 1)
OPERATIONS:
   Net Investment Income                                            $  7,837           $ 11,285        $ 13,500
   Net Realized Gain (Loss)                                              816             (3,285)         (1,057)
   Change in Unrealized Appreciation/Depreciation                      8,098             (9,015)         12,809
                                                                    --------           --------        --------
   Increase (Decrease) in Net Assets Resulting from Operations        16,751             (1,015)         25,252

CAPITAL SHARE TRANSACTIONS                                            26,118            (17,014)        147,648

DISTRIBUTIONS:
   From Net Investment Income                                         (7,837)           (11,285)        (13,500)
                                                                    --------           --------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               35,032            (29,314)        159,400

NET ASSETS:
   Beginning of Period                                               237,641            266,955         107,555
                                                                    --------           --------        --------
   End of Period                                                    $272,673           $237,641        $266,955
                                                                    ========           ========        ========


                                                 See notes to financial statements.


                                                                                                                               17

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
February 28, 1997 (Unaudited)

1.   ORGANIZATION
     The Strong Municipal Income Funds consist of Strong Short-Term Municipal Bond Fund, Inc., Strong Municipal Bond Fund, Inc. and Strong High-Yield Municipal Bond Fund, Inc. The Funds are separately incorporated, diversified, open-end management investment companies registered under the Investment Company Act of 1940. The Board of Directors of the Funds approved changing the Funds' fiscal year-ends from December 31 to August 31 in 1996.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

     (A) Security Valuation -- Securities of the Funds for which market quotations are readily available are valued at fair value through valuations obtained by a commercial pricing service or the mean of the bid and asked prices when no last sales price is available. Securities for which market quotations are not readily available, when held by the Funds, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. Securities which are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates current value.

          The Funds may own certain investment securities which are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no Federal income or excise tax provision is required.

          The  character  of  distributions   made  during  the  year  from  net
          investment income or net realized gains may differ from the characterization for Federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (C) Realized Gains and Losses on Investment Transactions -- Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     (D) Futures -- Upon entering into a futures contract, the Funds pledge to the broker cash or other investments equal to the minimum "initial margin" requirements of the exchange. The Funds also receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin," and are recorded as unrealized gains or losses. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (E) Options -- Premiums received by the Funds upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires, is exercised, or is closed, the Funds realize a gain or loss, and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.

     (F) Additional Investment Risk -- The use of futures contracts and options, for purposes of hedging the Funds' investment portfolios involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The predominant risk with futures contracts is an imperfect correlation between the value of the contracts and the underlying securities.

     (G) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     (H) Other -- Investment security transactions are recorded as of the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts.

--------------------------------------------------------------------------------
3.   NET ASSETS
     Net assets as of February 28, 1997 were as follows (in thousands):

                                                      STRONG SHORT-TERM         STRONG MUNICIPAL           STRONG HIGH-YIELD
                                                     MUNICIPAL BOND FUND            BOND FUND             MUNICIPAL BOND FUND
                                                     -------------------        ----------------          -------------------
     Capital Stock                                       $158,718                  $254,148                  $271,132
     Undistributed Net Realized Loss                      (12,404)                  (29,484)                   (5,486)
     Net Unrealized Appreciation                            3,009                     2,704                     7,027
                                                         --------                  --------                  --------
                                                         $149,323                  $227,368                  $272,673
                                                         ========                  ========                  ========

4.   CAPITAL SHARE TRANSACTIONS
     Transactions in shares of the Funds for the six months ended February 28, 1997, the period ended August 31, 1996, and the year ended December 31, 1995 were as follows (in thousands):

                                                               FEBRUARY 28,              AUGUST 31,              DECEMBER 31,
                                                                   1997                     1996                     1995
                                                            -----------------         -----------------        -----------------
                                                            SHARES    DOLLARS         SHARES    DOLLARS        SHARES    DOLLARS
                                                            ------    -------         ------    -------        ------    -------
     STRONG SHORT-TERM MUNICIPAL BOND FUND
     Shares Sold                                             4,585    $44,607         5,134    $ 49,857        5,815    $ 56,792
     Dividends Reinvested                                      310      3,010           387       3,759          618       6,037
     Shares Redeemed                                        (3,716)   (36,169)       (5,001)    (48,515)      (9,429)    (92,031)
                                                            ------    -------        ------    --------       ------   ---------
                                                             1,179    $11,448           520    $  5,101       (2,996)  ($ 29,202)
                                                            ======    =======        ======    ========       ======   =========

     STRONG MUNICIPAL BOND FUND
     Shares Sold                                             2,086    $19,140         4,802    $ 44,271        9,798    $ 93,037
     Dividends Reinvested                                      553      5,067           712       6,550        1,777      16,879
     Shares Redeemed                                        (5,587)   (51,201)       (7,153)    (65,700)     (15,997)   (152,350)
     Net Proceeds from Acquisition (Note 8)                     --         --         3,236      29,090           --          --
                                                            ------    -------        ------    --------       ------   ---------
                                                            (2,948)  ($26,994)        1,597    $ 14,211       (4,422)  ($ 42,434)
                                                            ======   ========        ======    ========       ======   =========

     STRONG HIGH-YIELD MUNICIPAL BOND FUND
     Shares Sold                                             9,097    $88,086        15,577    $149,876       26,320    $253,347
     Dividends Reinvested                                      604      5,837           872       8,362          975       9,387
     Shares Redeemed                                        (7,010)   (67,805)      (18,245)   (175,252)     (11,927)   (115,086)
                                                            ------    -------        ------   ---------       ------    --------
                                                             2,691    $26,118        (1,796)  ($ 17,014)      15,368    $147,648
                                                            ======    =======        ======   =========       ======    ========

5.   RELATED PARTY TRANSACTIONS
     Strong Capital Management, Inc. (the "Advisor"), with whom certain officers and directors of the Funds are affiliated, provides investment advisory services and shareholder recordkeeping and related services to the Funds. Investment advisory fees, which are established by terms of the Advisory Agreements, are based on the following annualized rates of the average daily net assets: Strong Short-Term Municipal Bond Fund .50%, Strong Municipal Bond Fund and Strong High-Yield Municipal Bond Fund .60%. Advisory fees are subject to reimbursement by the Advisor if the Funds' operating expenses exceed certain levels. Shareholder recordkeeping and related service fees are based on contractually established rates for each open and closed shareholder account. In addition, the Advisor is compensated for certain other services related to costs incurred for reports to shareholders.

     The Funds may invest cash reserves in money market funds sponsored and managed by Strong Capital Management, Inc., subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicate investment advisory fees, the Advisor remits to each Fund an amount equal to all fees otherwise due to them under their investment advisory agreement for the assets invested in such money market funds.

     Certain information regarding related party transactions for the six months ended February 28, 1997, is as follows (in thousands):

                                                                 STRONG SHORT-TERM     STRONG MUNICIPAL      STRONG HIGH-YIELD
                                                                MUNICIPAL BOND FUND        BOND FUND        MUNICIPAL BOND FUND
                                                                -------------------        ---------        -------------------
     Payable to (Receivable from) Advisor at February 28, 1997        ($5)                   $11                   $5
     Other Shareholder Servicing Expenses Paid to Advisor               1                      3                    2
     Unaffiliated Directors' Fees                                       2                      2                    3

6.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of long-term securities for the six months ended February 28, 1997 were as follows (in thousands):

                    STRONG SHORT-TERM     STRONG MUNICIPAL    STRONG HIGH-YIELD
                   MUNICIPAL BOND FUND        BOND FUND      MUNICIPAL BOND FUND
                   -------------------        ---------      -------------------
     Purchases          $22,026              $126,102             $138,361

     Sales               16,040               132,976              110,242

--------------------------------------------------------------------------------
February 28, 1997 (Unaudited)

7.   INCOME TAX INFORMATION
     At February 28, 1997, the investment cost and gross unrealized appreciation and depreciation on investments for Federal income tax purposes were as follows (in thousands):

                                                      STRONG SHORT-TERM         STRONG MUNICIPAL           STRONG HIGH-YIELD
                                                     MUNICIPAL BOND FUND            BOND FUND             MUNICIPAL BOND FUND
                                                     -------------------        ----------------          -------------------
     Aggregate Investment Cost                           $145,847                  $228,361                   $279,819
                                                         ========                  ========                   ========
     Aggregate Unrealized:
       Appreciation                                      $  3,036                  $  5,311                   $ 10,339
       Depreciation                                           (19)                   (2,671)                    (3,343)
                                                         --------                  --------                   --------
                                                         $  3,017                  $  2,640                   $  6,996
                                                         ========                  ========                   ========


8.   ACQUISITION INFORMATION
     Effective August 30, 1996, Strong Municipal Bond Fund, Inc. acquired, through a non-taxable exchange, substantially all of the net assets of Strong Insured Municipal Bond Fund, Inc., which amounted to (in thousands) $29,090, and issued (in thousands) 3,236 shares. The net assets of Strong Insured Municipal Bond Fund, Inc. included (in thousands) net unrealized depreciation on investments of $151 and capital loss carryovers of $3,642. The Statement of Operations for the period ended August 31, 1996 does not include the pre-acquisition activity of Strong Insured Municipal Bond Fund, Inc.

FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
STRONG SHORT-TERM MUNICIPAL BOND FUND              2-28-97(a)  8-31-96(b)   12-31-95     12-31-94   12-31-93     12-31-92
                                                   ----------  ----------   --------     --------   --------     --------
                                                                (NOTE 1)
SELECTED PER-SHARE DATA(c)
--------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   9.67    $   9.77    $   9.73     $  10.36    $  10.20    $  10.00
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income                               0.24        0.33        0.47         0.45        0.44        0.48
   Net Realized and Unrealized Gains
      (Losses) on Investments                          0.10       (0.10)       0.04        (0.62)       0.23        0.22
                                                   --------    --------    --------     --------    --------    --------
Total from Investment Operations                       0.34        0.23        0.51        (0.17)       0.67        0.70
LESS DISTRIBUTIONS:
   From Net Investment Income(d)                      (0.24)      (0.33)      (0.47)       (0.45)      (0.44)      (0.48)
   From Net Realized Gains                               --          --          --        (0.01)      (0.07)      (0.02)
                                                   --------    --------    --------     --------    --------    --------
Total Distributions                                   (0.24)      (0.33)      (0.47)       (0.46)      (0.51)      (0.50)
                                                   --------    --------    --------     --------    --------    --------
NET ASSET VALUE, END OF PERIOD                     $   9.77    $   9.67    $   9.77     $   9.73    $  10.36    $  10.20
                                                   ========    ========    ========     ========    ========    ========

TOTAL RETURN                                          +3.6%       +2.4%       +5.4%        -1.6%       +6.8%       +7.2%

RATIOS AND SUPPLEMENTAL DATA
----------------------------
Net Assets, End of Period (In Thousands)           $149,323    $136,349    $132,738     $161,243    $216,180    $110,816
Ratio of Expenses to Average Net Assets                0.7%*       0.7%*       0.8%         0.7%        0.6%        0.2%
Ratio of Expenses to Average Net Assets
   Without Waivers and Absorptions                     0.7%*       0.7%*       0.8%         0.7%        0.7%        0.8%
Ratio of Net Investment Income to
   Average Net Assets                                  5.0%*       5.1%*       4.8%         4.5%        4.2%        4.9%
Portfolio Turnover Rate                               11.7%       38.0%      226.8%       273.2%      141.5%      139.9%



STRONG MUNICIPAL BOND FUND                         2-28-97(a)  8-31-96(b)   12-31-95     12-31-94   12-31-93     12-31-92
                                                   ----------  ----------   --------     --------   --------     --------
                                                                (NOTE 1)
SELECTED PER-SHARE DATA(c)
--------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   8.99    $   9.52    $   9.23     $  10.25    $  10.00    $   9.76

INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income                               0.25        0.33        0.52         0.56        0.58        0.65
   Net Realized and Unrealized Gains
      (Losses) on Investments                          0.27       (0.53)       0.51        (1.02)       0.57        0.50
                                                   --------    --------    --------     --------    --------    --------
Total from Investment Operations                       0.52       (0.20)       1.03        (0.46)       1.15        1.15
LESS DISTRIBUTIONS:
   From Net Investment Income(d)                      (0.25)      (0.33)      (0.54)       (0.56)      (0.58)      (0.65)
   In Excess of Net Investment Income                    --          --       (0.20)          --          --          --
   From Net Realized Gains                               --          --          --           --       (0.32)      (0.26)
                                                   --------    --------    --------     --------    --------    --------
Total Distributions                                   (0.25)      (0.33)      (0.74)       (0.56)      (0.90)      (0.91)
                                                   --------    --------    --------     --------    --------    --------
NET ASSET VALUE, END OF PERIOD                     $   9.26    $   8.99    $   9.52     $   9.23    $  10.25    $  10.00
                                                   ========    ========    ========     ========    ========    ========

TOTAL RETURN                                          +5.8%       -2.1%      +11.4%        -4.6%      +11.8%      +12.2%

RATIOS AND SUPPLEMENTAL DATA
----------------------------
Net Assets, End of Period (In Thousands)           $227,368    $247,337    $246,724     $279,808    $398,911    $289,751
Ratio of Expenses to Average Net Assets                0.8%*       0.8%*       0.8%         0.8%        0.7%        0.1%
Ratio of Expenses to Average Net Assets
   Without Waivers and Absorptions                     0.8%*       0.8%*       0.8%         0.8%        0.8%        0.9%
Ratio of Net Investment Income to
   Average Net Assets                                  5.5%*       5.4%*       5.4%         5.8%        5.6%        6.4%
Portfolio Turnover Rate                               44.0%      172.9%      513.8%       311.0%      156.7%      324.0%




*    Calculated on an annualized basis.
(a)  For the six months ended  February 28, 1997  (Unaudited).  Total return and portfolio turnover rate are not annualized.
(b)  For the period ended August 31, 1996.  Total return and portfolio turnover rate are not annualized.
(c)  Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(d)  Tax-exempt for regular Federal income tax purposes.


                                                                                                                              21

---------------------------------------------------------------------------------------------------------------------------
STRONG HIGH-YIELD MUNICIPAL BOND FUND              2-28-97(a)  8-31-96(b)   12-31-95     12-31-94  12-31-93(e)
                                                   ----------  ----------   --------     --------  -----------
                                                                (NOTE 1)
SELECTED PER-SHARE DATA(c)
--------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   9.45    $   9.91    $   9.29     $  10.10    $  10.00
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income                               0.30        0.44        0.69         0.71        0.16
   Net Realized and Unrealized Gains
      (Losses) on Investments                          0.35       (0.46)       0.62        (0.81)       0.10
                                                   --------    --------    --------     --------    --------
Total from Investment Operations                       0.65       (0.02)       1.31        (0.10)       0.26
LESS DISTRIBUTIONS:
   From Net Investment Income(d)                      (0.30)      (0.44)      (0.69)       (0.71)      (0.16)
                                                   --------    --------    --------     --------    --------
NET ASSET VALUE, END OF PERIOD                     $   9.80    $   9.45    $   9.91     $   9.29    $  10.10
                                                   ========    ========    ========     ========    ========

TOTAL RETURN                                          +7.0%       -0.1%      +14.6%        -1.0%       +2.7%

RATIOS AND SUPPLEMENTAL DATA
----------------------------
Net Assets, End of Period (In Thousands)           $272,673    $237,641    $266,955     $107,555    $ 20,840
Ratio of Expenses to Average Net Assets                0.8%*       0.7%*       0.4%         0.0%        0.0%*
Ratio of Expenses to Average Net Assets
   Without Waivers and Absorptions                     0.8%*       0.7%*       0.8%         0.8%        1.1%*
Ratio of Net Investment Income to Average Net Assets   6.3%*       6.9%*       7.1%         7.5%        6.8%*
Portfolio Turnover Rate                               42.1%      106.8%      113.8%       198.1%       28.0%

  * Calculated on an annualized basis.
(a) For the six months ended February 28, 1997 (Unaudited).  Total return and portfolio turnover rate are not annualized.
(b) For the period ended August 31, 1996.  Total return and portfolio turnover rate are not annualized.
(c) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(d) Tax-exempt for regular Federal income tax purposes.
(e) Inception date is October 1, 1993.  Total return and portfolio turnover rate are not annualized.


NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                             SHAREHOLDER PRIVILEGES*

                                  STRONG FUNDS
                             [PICTURE OF TELEPHONE]
                                24-HOUR SERVICE

TELEPHONE  PURCHASE
Make additional investments into any Strong Fund by calling us toll-free at 1-800-368-3863.

TELEPHONE EXCHANGE
If your financial goals change, you can exchange your investments between any of the Strong Funds.

TELEPHONE REDEMPTION
You can call toll-free to redeem your mutual fund shares at any time. Your shares will be redeemed no later than the close of the next business day.

                                  STRONG FUNDS
                            [PICTURE OF DOLLAR SIGN]
                               AUTOMATIC EXCHANGE

AUTOMATIC INVESTMENT PLAN
This plan allows you to set up regular transfers from your bank checking or NOW account to your Strong Funds account.

PAYROLL DIRECT DEPOSIT PLAN
You can automatically transfer all or a portion of your net pay at each pay period. This eliminates the delay of depositing paychecks to your bank and then sending a check through the mail to Strong Funds.

AUTOMATIC EXCHANGE PLAN
This plan allows you to exchange money from one Strong Fund to another. For example, you may want to set up automatic exchanges from a money market fund to an equity fund.


    FOR MORE INFORMATION ABOUT THESE PRIVILEGES, CALL US AT 1-800-368-3863.

To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, is mailed to your household. Please call 1-800-368-3863 if you wish to receive additional copies, free of charge.

 * Each Fund reserves the right to terminate or modify any of these privileges.

                                                                       Bulk Rate
                                                                    U.S. Postage
                                                                          PAID
                                                                   Milwaukee, WI
                                                                 Permit No. 2652

                             [PICTURE OF TELEPHONE]
                        To order a free prospectus kit,
                              CALL 1-800-368-1030.

                         To learn more about our funds,
                          discuss an existing account,
                           or conduct a transaction,
                              CALL 1-800-368-3863.
                              --------------------


                                  If you are a
                            Financial Professional,
                              CALL 1-800-368-1683


                          [PICTURE OF STRONG WEB SITE]
                              Strong Funds On-Line
                          http://www.strong-funds.com


For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This annual report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only.

                                  [STRONG LOGO]

                         STRONG FUNDS DISTRIBUTORS, INC.
                                  P.O. Box 2936
                           Milwaukee, Wisconsin 53201

                                                                        4982C97Q